Stock-Based Compensation Plans (Schedule of Comparative Date for Performance Stock Units) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per-share fair value	$ 203.52	$ 126.53	$ 121.75
Volatility	22.80%	21.10%	22.20%
Risk-free interest rate	1.86%	1.09%	1.57%
Service period (years)	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
Three-year measurement period ends December 31,	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 226.95	$ 150.74	$ 142.55
Volatility	21.80%	26.70%	25.20%
Risk-free interest rate	1.44%	0.89%	0.93%
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 172.60	$ 126.37	$ 113.14